Financial Instruments and Risk Management (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	[1]	$ (5,285)	$ (5,988)	$ (3,562)
Financial guarantees		33	51
Loss on derivative instruments			$ 902
Credit Risk
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk		40.10%	20.40%
(Loss) on de-recognition of financial assets measured at amortized cost net (*)		$ (5,285)	$ (5,988)	(3,562)
Exposure to credit risk		112,323	41,335	10,193
Currency Risk
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) in foreign exchange rates in position		6,952	7,036	$ 5,935	$ (3,775)
Liquidity Risk
Disclosure of detailed information about financial instruments [line items]
Credit facility		181,340	290,353
Undrawn amounts		111	468
Financial guarantees		33	51
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Exposure to interest rate risk		$ 895	$ 1,029

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.